Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments And Contingencies

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

In November 2017, Navios Partners agreed to charter-in, under a ten-year bareboat contract, from an unrelated third party, the Navios Libra, a newbuilding Panamax vessel of 82,011 dwt, delivered on July 24, 2019. Navios Partners has agreed to pay in total $5,540, representing a deposit for the option to acquire the vessel after the end of the fourth year, of which the first half amounted to $2,770 was paid during the year ended December 31, 2017 and the second half amounted to $2,770 was paid during the year ended December 31, 2018. As of December 31, 2019, the total amount of $6,721, including refundable upon vessel’s redelivery expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On October 18, 2019, Navios Partners agreed to bareboat charter-in two newbuilding Kamsarmax vessels. Each vessel has approximately 81,000 dwt and is being bareboat chartered-in for ten years. Navios Partners has the option to acquire the vessels after the end of the fourth year for the remaining period of the bareboat charter. Navios Partners has agreed to pay in total $12,328, representing a deposit for the option to acquire the vessels after the end of the fourth year, of which $1,434 was paid during the year ended December 31, 2019 and the remaing amount will be paid during the next two years. As of December 31, 2019, the total amount of $1,434, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets. The vessels are expected to be delivered by the first half of 2021.

As of December 31, 2019, the Company’s future minimum lease commitments under the Company’s charter-in contracts, are as follows:

Amount
2020	$2,178
2021	4,525
2022	6,629
2023	6,577
2024	6,496
2025 and thereafter	36,571

Total	$62,976